New accounting pronouncements	12 Months Ended
Dec. 31, 2022
New accounting pronouncements
New accounting pronouncements
4 New accounting pronouncements
a) New standards, interpretations and amendments adopted by the Group
The impact of the adoption of the new standards and amendments to standards that became effective as of January 1, 2022 is as follows:

IFRS 16 amendment to Leases – COVID-19 related rent concessions beyond 30 June 2021
On 31 March 2021, the IASB published 'Covid-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)' that extends, by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification, allowing to recognise rent concessions related to COVID-19 as variable lease payments and not as a modification to the lease. The conditions of application of the practical expedient remain, and the extension of the practical expedient can only be applied by the lessees who applied the previous practical expedient. There is no material impact of the adoption of this amendment in the financial statements.

IFRS 3 amendments updating a reference to the Conceptual Framework
On May 14, 2020, the IASB issued 'Reference to the Conceptual Framework (Amendments to IFRS 3)' with amendments to IFRS 3 'Business Combinations' that update an outdated reference in IFRS 3 without significantly changing its requirements. This amendment also clarifies the accounting treatment to be given to contingent liabilities and liabilities under IAS 37 and IFRIC 21, incurred separately versus within a business combination. This amendment is applied prospectively. There is no material impact of the adoption of this amendment in the financial statements.

IAS 37 amendments regarding onerous contracts
On May 14, 2020, the IASB issued 'Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37)'. This amendment specifies that when assessing whether a contract is onerous or not, only expenses directly related to the performance of the contract, such as incremental costs related to direct labor and materials and the allocation of other expenses directly related to the allocation of depreciation expenses of tangible assets used to carry out the contract, can be considered. This amendment must be applied to contracts that, at the beginning of the first annual reporting period to which the amendment is applied, still include contractual obligations to be satisfied, without restating comparatives. There is no material impact of the adoption of this amendment in the financial statements.

Annual Improvements 2018 - 2020
On May 14, 2020, the IASB issued 'Annual Improvements to IFRS Standards 2018–2020'. The pronouncement contains amendments to four International Financial Reporting Standards (IFRSs) as result of the IASB's annual improvements project. The 2018-2020 annual improvements impact: IFRS 1, IFRS 9, IFRS 16 and IAS 41. There is no material impact of the adoption of this amendment in the financial statements.

IAS 16 amendments regarding proceeds before intended use
On May 14, 2020, the IASB issued 'Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16)'. This amendment changes the accounting treatment of the proceeds obtained from the sale of products that result from the production test phase of property, plant and equipment, prohibiting their deduction to the acquisition cost of assets. The entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the beginning of that earliest period presented. There is no material impact of the adoption of this amendment in the financial statements.
b) Standards issued but not yet effective
The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below.

IFRS 17 – Insurance contracts (new)
On 18 May 2017, the IASB issued 'IFRS 17 – Insurance contracts’. This new standard replaces IFRS 4 and applies to all entities issuing insurance contracts, reinsurance contracts and investment contracts with discretionary participation characteristics. IFRS 17 is based on the current measurement of technical liabilities at each reporting date. The current measurement can be based on a general model "building block approach" or a simplified one "premium allocation approach". The "building block approach" is based on discounted, probability-weighted cash flows, a risk adjustment and a contractual service margin ('CSM'), which represents the unearned profit of the contract. Subsequent changes in estimated cash flows are adjusted against the contractual service margin, unless it becomes negative. IFRS 17 is applied retrospectively. The standard is effective for annual reporting periods beginning on or after January 1, 2023.

IFRS 17 – Insurance contracts (amendment)
On 25 June 2020, the IASB issued 'Amendments to IFRS 17' that includes specific changes in eight areas of IFRS 17, such as: i) scope; ii) level of aggregation of insurance contracts; iii) recognition; iv) measurement; v) modification and derecognition; vi) presentation of the Statement of Financial Position; vii) recognition and measurement of the Income statement; and viii) disclosures. This amendment also includes clarifications, which aim to simplify some of the requirements of this standard and ease transition. IFRS 17 is applied retrospectively. On the issue of this amendment the end date for applying IFRS 9 (temporary exemption or overlay approach) under the IFRS 4 standard, was extended to 1 January 2023, aligned with the effective date of IFRS 17.

IFRS 17 and IFRS 9 – Comparative Information (Amendment to IFRS 17)
On 9 December 2021, the IASB issued ' Initial Application of IFRS 17 and IFRS 9' that relates only to insurers’ transitioning to the IFRS 17 and allows the adoption of a classification overlay to a financial asset for which the entity does not restate IFRS 9 comparative information. This amendment seeks to avoid temporary accounting mismatches between financial assets and insurance contract liabilities in the comparative information presented, when applying IFRS 17 for the first time, providing for (i) the application on a financial asset-by-financial asset basis; (ii) the presentation of comparative information as if the classification and measurement requirements of IFRS 9 had been applied to that financial asset, but without requiring an entity to apply the impairment requirements of IFRS 9; and (iii) the obligation to use reasonable and supported information available at the transition date, to determine how the entity expects that financial asset to be classified in accordance with IFRS 9. This amendment is effective for annual periods beginning on or after 1 January 2023.

IAS 1 amendments on Disclosure of accounting policies
On 12 February 2021, the IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)'. Amendment to the requirement to disclose the accounting policies based on “material” instead of “significant”. The amendment specifies that an accounting policy information is expected to be material if, in its absence, the users of the financial statements would be unable to understand other material information in those same financial statements. Immaterial accounting policy information need not be disclosed. The IFRS Practice Statement 2 was also amended to provide guidance for the application of the concept of materiality to accounting policy disclosures. The amendments are effective for annual reporting periods beginning on or after January 1, 2023.

IAS 8 amendment on Definition of accounting estimates
On 12 February 2021, the IASB issued 'Definition of Accounting Estimates (Amendments to IAS 8)' to help entities to distinguish between accounting policies and accounting estimates. Introduction of the concept of accounting estimate and the way it is distinct from changes to accounting policies. The accounting estimates are defined as corresponding to monetary amounts that are subject to measurement uncertainty, used to achieve an accounting policy’s objective(s). The amendments are effective for annual reporting periods beginning on or after January 1, 2023.

IAS 12 amendment to Deferred tax related to assets and liabilities arising from a single transaction
On 7 May 2021, the IASB issued 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations. IAS 12 will require entities to recognize deferred tax on specific transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. These applies to the recognition of: i) right-of-use assets and lease liabilities; and ii) decommissioning, restoration and similar liabilities, and the corresponding amounts recognized as part of the cost of the related asset, when not relevant for tax purposes. Such temporary differences are no longer subject to the initial recognition exemption for deferred taxes. The cumulative effect of initially applying the amendment is recognized as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at the earliest comparative period presented. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. The Group has estimated the impact of the future adoption of this amendment in the financial statements, considering the retrospective application. As of January 1, 2021, the estimated impact amounts to a USD 503 thousand of retained earnings (“Accumulated losses”) increase, a USD 3,551 thousand increase in total liabilities and a USD 3,048 thousand increase in total assets. As of December 31, 2021, the estimated impact amounts to a gain of USD 53 thousand and the total balance of deferred tax liabilities and deferred tax assets related to this amendment amounts to USD 3,179 thousand and to USD 2,729 thousand, respectively. As of December 31, 2022, the estimated impact amounts to a loss of USD 153 thousand and the total balance of deferred tax liabilities and deferred tax assets related to this amendment amounts to USD 3,851 thousand and to USD 3,249 thousand, respectively.

IFRS 16 amendment on Lease Liability in a Sale and Leaseback
On 22 September 2022, the IASB issued 'Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)' that requires a seller-lessee to subsequently measure lease liabilities arising from a leaseback in a way that it does not recognize any amount of the gain or loss that relates to the right of use it retains. The new requirements do not prevent a seller-lessee from recognizing in profit or loss any gain or loss relating to the partial or full termination of a lease. The amendments are effective for annual reporting periods beginning on or after January 1, 2024.

IAS 1 amendment on the classification of debt with covenants
On 31 October 2022, the IASB issued 'Non-current Liabilities with Covenants (Amendments to IAS 1)' that i) modifies the requirements introduced by amendments to IAS 1: Classification of Liabilities as Current or Non-current in January 2020 on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances: Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.; and ii) defers the effective date of the 2020 amendments to 1 January 2024. The amendments are applied retrospectively in accordance with IAS 8 and earlier application is permitted. The amendments are effective for annual reporting periods beginning on or after January 1, 2024.
The group does not expect a material impact upon adoption of any of these standards, except for IAS 12 amendment as disclosed above, and is not planning early adoption.